SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
As at December 31, 2022 and 2021, the company is authorized to issue:
i.1,000,000,000 Exchangeable Class A Limited Voting Shares with a par value of $33.70 per share;
ii.500,000,000 Exchangeable Class A-1 Limited Non-Voting Shares with a par value of $33.70 per share;
iii.500,000 Class B Limited Voting Shares with a par value of $33.70 per share;
iv.1,000,000,000 Class C Non-Voting Shares with a par value of $1 per share;
v.100,000,000 Class A Senior Preferred Shares (issuable in series) with a par value of $25 per share;
vi.100,000,000 Class B Senior Preferred Shares (issuable in series) with a par value of CAD$25 per share;
vii.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25 per share;
viii.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25 per share.
The share capital of the company as at December 31, 2022 and December 31, 2021 comprises the following:

	December 31, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	9,594,989	$422	10,877,989	$535
Class B shares	24,000	1	24,000	1
Class C shares	40,934,623	1,467	23,544,548	963
Class A junior preferred shares[1]	100,460,280	$2,512	—	$—
1.The company's class A junior preferred shares are classified as liabilities on the Statements of Financial Position.
The movement of shares issued and outstanding is as follows:
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AS AT AND FOR THE YEAR ENDED DEC.31, 2022	Class A exchangeable shares	Class B shares	Class C shares	Class A junior preferred shares
Outstanding, beginning of year	10,877,989	24,000	23,544,548	—
Issued (Repurchased)
Issuances	—	—	17,390,075	100,460,280
Repurchases	(1,283,000)	—	—	—
Outstanding, end of year	9,594,989	24,000	40,934,623	100,460,280

AS AT AND FOR THE YEAR ENDED DEC.31, 2021	Class A exchangeable shares	Class B shares	Class C shares	Class A junior preferred shares
Outstanding, beginning of year	—	—	—	—
Issued (Repurchased)
Issuances	10,877,989	24,000	23,544,548	—
Repurchases	—	—	—	—
Outstanding, end of year	10,877,989	24,000	23,544,548	—
On May 25, 2022, the company issued 11,270,466 class C shares for $450 million and 98,351,547 class A junior preferred shares for $2.5 billion to Brookfield.
On November 4, 2022, Brookfield converted its holdings of 675,000 Brookfield Reinsurance class A exchangeable shares for $27 million into 1,066,471 class C shares.
On December 1, 2022, Brookfield converted its holdings of 608,000 Brookfield Reinsurance class A exchangeable shares for $24 million into 5,053,138 class C shares.
On December 9, 2022, Brookfield Reinsurance issued 2,108,733 class A junior preferred shares for $53 million to Brookfield.